Property and Equipment (Details) - Schedule of property and equipment - USD ($)		Mar. 31, 2022	Mar. 31, 2021
Property, Plant and Equipment [Line Items]
Total		$ 25,288,884	$ 24,160,138
Less: Accumulated depreciation		(16,888,971)	(15,211,112)
Impairment	[1]	(2,477,734)	(2,399,991)
Property and equipment, net		5,922,179	6,549,035
Building [Member]
Property, Plant and Equipment [Line Items]
Total		6,578,445	6,357,748
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total		10,140,662	9,595,801
Farmland Development Cost [Member]
Property, Plant and Equipment [Line Items]
Total		1,886,548	1,823,257
Office Equipment and Furniture [Member]
Property, Plant and Equipment [Line Items]
Total		6,293,034	6,006,534
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Total		$ 390,195	$ 376,798

[1]	The variance of impairment from from March 31, 2021 to March 31, 2022 is solely caused by exchange rate variance.